Information about the Company's Operations in different Geographic Areas (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net sales	$ 719,041	$ 708,240	$ 765,225	$ 730,114	$ 753,658	$ 704,018	$ 761,010	$ 732,084	$ 2,922,620	$ 2,950,770	$ 2,928,429
Long-lived assets	588,845				637,172				588,845	637,172	614,705
U.S.
Net sales									1,015,868	1,011,646	993,980
Long-lived assets	170,805				158,673				170,805	158,673	148,950
Germany [Member]
Net sales									541,787	559,109	546,092
Long-lived assets	109,262				129,685				109,262	129,685	122,310
Sweden [Member]
Net sales									48,853	57,504	54,507
Long-lived assets	103,857				134,083				103,857	134,083	133,502
Other Foreign [Member]
Net sales									1,316,112	1,322,511	1,333,850
Long-lived assets	$ 204,921				$ 214,731				$ 204,921	$ 214,731	$ 209,943